Pre-IPO Preferred Shares - Pre-IPO Preferred Shares activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Preferred shares
Balance at beginning of the year (in shares)	142,913,505	127,353,941
Balance at beginning of the year	¥ 4,015,043	¥ 2,861,613
Issuance of Pre-IPO Preferred Shares		¥ 738,155
Issuance of Pre-IPO Preferred Shares (in shares)		14,914,207
Redesignation of Pre-IPO Series C Preferred Shares to Pre-IPO Series D1 Preferred Shares		¥ 129,244
Share based compensation in connection with redesignation of Pre-IPO Ordinary Shares to Pre-IPO Preferred Shares		10,474
Redesignation of Pre-IPO Ordinary Shares to Pre-IPO Series D1 Preferred Shares		¥ 17,003
Redesignation of Pre-IPO Class A ordinary shares to Pre-IPO Series D1 convertible redeemable preferred shares (in shares)		645,357
Accretion to Pre-IPO Preferred Shares redemption value	64,605	¥ 258,554
Redesignation of Pre-IPO Preferred Shares into Class Y Ordinary Shares	¥ (38,007)
Redesignation of Pre-IPO Preferred Shares into Class Y Ordinary Shares (in shares)	(1,104,535)
Redesignation of Pre-IPO Preferred Shares into Class Z Ordinary Shares	¥ (4,041,641)
Redesignation of Pre-IPO Preferred Shares into Class Z Ordinary Shares (in shares)	(141,808,970)
Balance at end of the year		¥ 4,015,043
Balance at end of the year (in shares)		142,913,505
Reclasification of Pre IPO Series C Preferred Shares [Member]
Preferred shares
Deemed Dividend		¥ 129,200
Pre-IPO Series A Preferred Shares
Preferred shares
Balance at beginning of the year (in shares)	7,078,502	7,078,502
Balance at beginning of the year	¥ 16,625	¥ 15,640
Accretion to Pre-IPO Preferred Shares redemption value	242	985
Redesignation of Pre-IPO Preferred Shares into Class Z Ordinary Shares	¥ (16,867)
Redesignation of Pre-IPO Preferred Shares into Class Z Ordinary Shares (in shares)	(7,078,502)
Balance at end of the year		¥ 16,625
Balance at end of the year (in shares)	0	7,078,502
Pre-IPO Series A+ Preferred Shares
Preferred shares
Balance at beginning of the year (in shares)	14,643,281	14,643,281
Balance at beginning of the year	¥ 85,681	¥ 79,349
Accretion to Pre-IPO Preferred Shares redemption value	1,448	6,332
Redesignation of Pre-IPO Preferred Shares into Class Z Ordinary Shares	¥ (87,129)
Redesignation of Pre-IPO Preferred Shares into Class Z Ordinary Shares (in shares)	(14,643,281)
Balance at end of the year		¥ 85,681
Balance at end of the year (in shares)	0	14,643,281
Pre-IPO Series B Preferred Shares
Preferred shares
Balance at beginning of the year (in shares)	22,794,876	22,794,876
Balance at beginning of the year	¥ 325,559	¥ 302,257
Accretion to Pre-IPO Preferred Shares redemption value	5,328	23,302
Redesignation of Pre-IPO Preferred Shares into Class Z Ordinary Shares	¥ (330,887)
Redesignation of Pre-IPO Preferred Shares into Class Z Ordinary Shares (in shares)	(22,794,876)
Balance at end of the year		¥ 325,559
Balance at end of the year (in shares)	0	22,794,876
Pre-IPO Series C Preferred Shares
Preferred shares
Balance at beginning of the year (in shares)	27,996,184	39,297,373
Balance at beginning of the year	¥ 797,355	¥ 1,085,154
Redesignation of Pre-IPO Series C Preferred Shares to Pre-IPO Series D1 Preferred Shares		¥ (351,928)
Redesignated shares sold to new investors (in shares)		(11,301,189)
Accretion to Pre-IPO Preferred Shares redemption value	13,633	¥ 64,129
Redesignation of Pre-IPO Preferred Shares into Class Z Ordinary Shares	¥ (810,988)
Redesignation of Pre-IPO Preferred Shares into Class Z Ordinary Shares (in shares)	(27,996,184)
Balance at end of the year		¥ 797,355
Balance at end of the year (in shares)	0	27,996,184
Pre-IPO Series C1 Preferred Shares
Preferred shares
Balance at beginning of the year (in shares)	42,585,304	42,585,304
Balance at beginning of the year	¥ 1,442,351	¥ 1,344,896
Accretion to Pre-IPO Preferred Shares redemption value	23,024	97,455
Redesignation of Pre-IPO Preferred Shares into Class Y Ordinary Shares	¥ (38,007)
Redesignation of Pre-IPO Preferred Shares into Class Y Ordinary Shares (in shares)	(1,104,535)
Redesignation of Pre-IPO Preferred Shares into Class Z Ordinary Shares	¥ (1,427,368)
Redesignation of Pre-IPO Preferred Shares into Class Z Ordinary Shares (in shares)	(41,480,769)
Balance at end of the year		¥ 1,442,351
Balance at end of the year (in shares)	0	42,585,304
Pre-IPO Series C2 Preferred Shares
Preferred shares
Balance at beginning of the year (in shares)	954,605	954,605
Balance at beginning of the year	¥ 36,763	¥ 34,317
Accretion to Pre-IPO Preferred Shares redemption value	578	2,446
Redesignation of Pre-IPO Preferred Shares into Class Z Ordinary Shares	¥ (37,341)
Redesignation of Pre-IPO Preferred Shares into Class Z Ordinary Shares (in shares)	(954,605)
Balance at end of the year		¥ 36,763
Balance at end of the year (in shares)	0	954,605
Pre-IPO Series D1 Preferred Shares
Preferred shares
Balance at beginning of the year (in shares)	13,101,189
Balance at beginning of the year	¥ 586,385
Issuance of Pre-IPO Preferred Shares		¥ 49,086
Issuance of Pre-IPO Preferred Shares (in shares)		1,154,643
Redesignation of Pre-IPO Series C Preferred Shares to Pre-IPO Series D1 Preferred Shares		¥ 481,172
Redesignated shares sold to new investors (in shares)		11,301,189
Share based compensation in connection with redesignation of Pre-IPO Ordinary Shares to Pre-IPO Preferred Shares		¥ 10,474
Redesignation of Pre-IPO Ordinary Shares to Pre-IPO Series D1 Preferred Shares		¥ 17,003
Redesignation of Pre-IPO Class A ordinary shares to Pre-IPO Series D1 convertible redeemable preferred shares (in shares)		645,357
Accretion to Pre-IPO Preferred Shares redemption value	9,124	¥ 28,650
Redesignation of Pre-IPO Preferred Shares into Class Z Ordinary Shares	¥ (595,509)
Redesignation of Pre-IPO Preferred Shares into Class Z Ordinary Shares (in shares)	(13,101,189)
Balance at end of the year		¥ 586,385
Balance at end of the year (in shares)	0	13,101,189
Pre-IPO Series D2 Preferred Shares
Preferred shares
Balance at beginning of the year (in shares)	13,759,564
Balance at beginning of the year	¥ 724,324
Issuance of Pre-IPO Preferred Shares		¥ 689,069
Issuance of Pre-IPO Preferred Shares (in shares)		13,759,564
Accretion to Pre-IPO Preferred Shares redemption value	11,228	¥ 35,255
Redesignation of Pre-IPO Preferred Shares into Class Z Ordinary Shares	¥ (735,552)
Redesignation of Pre-IPO Preferred Shares into Class Z Ordinary Shares (in shares)	(13,759,564)
Balance at end of the year		¥ 724,324
Balance at end of the year (in shares)	0	13,759,564